Related Parties Loans (Details) $ in Millions	12 Months Ended
Dec. 31, 2025 USD ($)
Related Parties Loans [Abstract]
Annual fixed interest rate	3.00%
Repaid principal and interest	$ 15
Depreciation and amortization	$ 3